SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of estimated useful lives of property and equipment

Useful lives

Leasehold improvements	Lesser of the lease term or estimated useful life of the assets
Furniture, fixtures and office equipment	0.2 - 5	years
Software and IT equipment	0.1 - 3	years
Vehicles	0.6 - 9	years

Schedule of estimated useful lives of identifiable intangible assets

	Useful lives

Domain name/Trade name	Indefinite life
Technology	3-5	years
Members	4	years
Branding	10	years
In-progress orders	0.1	year

Schedule of changes in contract liability

	For the year ended
	December 31, 2018	December 31, 2019
Contract liability as of January 1	$5,248	10,246
Cash received in advance, net of VAT	199,899	240,460
Revenue recognized from opening balance of contract liability	(5,248)	(10,246)
Revenue recognized from contract liability arising during current year	(189,653)	(226,130)
Contract liability as of December 31	$10,246	14,330

Schedule of liabilities measured at fair value on a recurring basis

	December 31, 2018
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities:
Convertible promissory notes	$—	$—	$51,922	$51,922

ASU 2016-02
Schedule of the impact of adoption of the new revenue standard requirements on the consolidated balance sheet

		Adjustments due
	Balance as of	to the adoption of	Balance as of
	December 31, 2018	ASU 2016-02	January 1, 2019
Assets:
Prepaid expenses and other current assets	5,811	(257)	5,554
Operating lease right-of-use assets	—	6,263	6,263
Liabilities:
Operating lease liabilities (current)	—	3,752	3,752
Operating lease liabilities (non-current)	—	2,360	2,360
Accrued expenses and other current liabilities	22,688	(106)	22,582

		Effect of the
		adoption of ASU
	Legacy	2016-02	Balance as of
	GAAP	Higher/(lower)	December 31, 2019
Assets:
Prepaid expenses and other current assets	4,141	(522)	3,619
Operating lease right-of-use assets	—	12,233	12,233
Liabilities:
Operating lease liabilities (current)	—	3,470	3,470
Operating lease liabilities (non-current)	—	8,801	8,801
Accrued expenses and other current liabilities	29,202	(560)	28,642